INVESTMENT IN ASSOCIATE (Details Narrative) € in Thousands, $ in Thousands			3 Months Ended		9 Months Ended
	Jul. 13, 2022	Jun. 01, 2020 USD ($) shares	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Jun. 01, 2020 EUR (€)
Stimunity [Member]
IfrsStatementLineItems [Line Items]
Convertible Note description	the Company entered into a commitment with Stimunity to provide €600,000 under a convertible note (the “Stimunity Convertible Note”) with a maturity date of September 1, 2023 (the “Maturity Date”). The Stimunity Convertible Note provides for simple interest at 7% per annum. The Stimunity Convertible Note is automatically converted into Series A shares upon Stimunity completing a Series A round for at least €20 million. If such subscription round is completed prior to the Maturity Date, the Company will be entitled to convert the Stimunity Convertible Note into Series A shares at the subscription share price less 15%. Additionally, if Stimunity completes a financing with a new category of shares (other than Common Shares or Series A shares) for at least €5 million (the “Minimum Raise”), the Company will have the right to convert the Stimunity Convertible Note and the historical Series A shares owned into the new category of shares. In the event that Stimunity does not close a financing prior to the Maturity Date or raises less than the Minimum Raise, the Company will have the right to convert the Stimunity Convertible Note into Series A shares at €363.00 per share or the raise price less 15%, whichever is lower. The Stimunity Convertible Note was funded on September 12, 2022. See Note 17, “Commitments and Contingent Liabilities – Stimunity Convertible Note,” for a further discussion.
Stimunity S A [Member]
IfrsStatementLineItems [Line Items]
Additional investments		$ 1,000					€ 900
Subscribing class A shares | shares		2,479
Proportion of ownership interest in associate		44.00%
Equity in (loss) income | $			$ 152,000	$ 261,000	$ 268,000	$ 363,000